Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Equipment	Equipment
Equipment consists of office equipment, software, furniture and fittings. The following table summarizes the movement for the year ended December 31, 2023:

(In $ millions)	Cost	Accumulated Depreciation	Net Book Value
As at January 1, 2023	13	(3)	10
Additions	3	—	3
Aquadrill acquisition	1	—	1
Depreciation	—	(4)	(4)
As at December 31, 2023	17	(7)	10
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and the period from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	39	(28)	11
Balance before reorganization and fresh start adjustments	39	(28)	11
Fresh start adjustments	(30)	28	(2)
As at February 22, 2022 (Predecessor)	9	—	9
As at February 23, 2022 (Successor)	9	—	9
Additions	4	—	4
Depreciation	—	(3)	(3)
As at December 31, 2022 (Successor)	13	(3)	10